RELATED PARTY TRANSACTIONS - Sales of Goods and Integrated Solutions To Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Other income from related parties	$ 9,632	$ 3,230	$ 11,610
China Techenergy [Member]
Related Party Transaction [Line Items]
Other income from related parties	8,458	1,711	11,094
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	866	1,302	44
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	308	179	472
HuNan LingXiang [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 0	$ 38	$ 0